Stock-Based Compensation - Information Related to All Options Exercised in Stock Option Plan (Detail) (CAD) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total intrinsic value	115	103	118
Cash received by the Company upon exercise of options	62	83	198